Property and Equipment - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense										$ 354.7	$ 269.6	$ 126.9
Impairment charges related to long-lived assets		$ 26.4	$ 103.6	$ 35.1	$ 4.6
Property and equipment, net		794.0				$ 1,012.8				794.0	1,012.8
Asset impairment charge		26.4	103.6	35.1	4.6
Depreciation and amortization		210.3	$ 286.5	$ 222.2	$ 184.2	163.8	$ 100.4	$ 96.0	$ 94.1	903.2	454.3	202.4
Gaming
Property, Plant and Equipment [Line Items]
Impairment charges related to long-lived assets												3.4
Restructuring, accelerated depreciation expense		11.9									3.8	8.0
Asset impairment charge												3.4
Gaming | Exit provoloto instant game operations in Mexico
Property, Plant and Equipment [Line Items]
Restructuring, accelerated depreciation expense												3.1
U.S. Lottery Systems
Property, Plant and Equipment [Line Items]
Impairment charges related to long-lived assets										1.9	4.2	2.5
Asset impairment charge										1.9	4.2	2.5
Manufacturing facility | Gaming
Property, Plant and Equipment [Line Items]
Impairment charges related to long-lived assets						9.4
Asset impairment charge						9.4
Gaming equipment
Property, Plant and Equipment [Line Items]
Property and equipment, net		496.8				520.8				496.8	520.8
Property, plant and equipment, gross		770.8				799.9				770.8	799.9
Gaming equipment | Gaming
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		59.9								59.9
Land and Building | Gaming
Property, Plant and Equipment [Line Items]
Property and equipment, net		16.7								16.7
Gaming Machines | U.K
Property, Plant and Equipment [Line Items]
Restructuring, accelerated depreciation expense												8.7
Property and Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization										41.1	21.7	$ 14.3
Bally Technologies Inc.
Property, Plant and Equipment [Line Items]
Restructuring, accelerated depreciation expense										$ 15.8	$ 14.5
Depreciation and amortization						$ 36.9
Bally Technologies Inc. | Sales | Gaming
Property, Plant and Equipment [Line Items]
Impairment charges related to long-lived assets	$ 4.9	6.6
Asset impairment charge	$ 4.9	$ 6.6